American Century Investments®
Quarterly Portfolio Holdings
American Century® Diversified Corporate Bond ETF (KORP)
November 30, 2025

Diversified Corporate Bond ETF - Schedule of Investments
NOVEMBER 30, 2025 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
CORPORATE BONDS — 87.6%
Aerospace and Defense — 0.6%
Boeing Co., 5.71%, 5/1/40	3,215,000	3,305,510
Carpenter Technology Corp., 5.625%, 3/1/34(1)	230,000	234,049
		3,539,559
Air Freight and Logistics — 0.5%
GXO Logistics, Inc., 6.50%, 5/6/34	2,687,000	2,893,612
Automobiles — 1.3%
Ford Motor Credit Co. LLC, 6.05%, 11/5/31	4,402,000	4,509,442
General Motors Financial Co., Inc., 5.60%, 6/18/31	1,700,000	1,774,777
General Motors Financial Co., Inc., 6.15%, 7/15/35	1,850,000	1,965,544
		8,249,763
Banks — 12.1%
ABN AMRO Bank NV, VRN, 3.32%, 3/13/37(1)	2,400,000	2,203,019
Bank of America Corp., VRN, 5.93%, 9/15/27	2,765,000	2,803,905
Bank of America Corp., VRN, 5.51%, 1/24/36	2,860,000	3,019,619
Bank of Montreal, VRN, 7.70%, 5/26/84	488,000	519,513
Banque Federative du Credit Mutuel SA, 4.59%, 10/16/28(1)	2,292,000	2,317,659
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, VRN, 5.125%, 1/18/33(1)	1,630,000	1,601,622
BPCE SA, VRN, 3.65%, 1/14/37(1)	1,650,000	1,514,072
Citigroup, Inc., 4.65%, 7/23/48	2,755,000	2,477,486
Citigroup, Inc., VRN, 5.17%, 9/11/36	3,175,000	3,241,356
Comerica, Inc., VRN, 5.98%, 1/30/30	1,285,000	1,339,800
First Horizon Bank, 5.75%, 5/1/30	1,430,000	1,482,528
Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(1)	1,357,000	1,423,757
Huntington Bancshares, Inc., VRN, 6.14%, 11/18/39	1,585,000	1,654,235
Intesa Sanpaolo SpA, VRN, 4.20%, 6/1/32(1)	3,104,000	2,961,207
JPMorgan Chase & Co., VRN, 4.51%, 10/22/28	3,760,000	3,795,012
JPMorgan Chase & Co., VRN, 4.01%, 4/23/29	3,175,000	3,172,525
JPMorgan Chase & Co., VRN, 5.10%, 4/22/31	930,000	964,793
JPMorgan Chase & Co., VRN, 5.57%, 4/22/36	3,210,000	3,411,143
KBC Group NV, VRN, 4.45%, 9/23/31(1)	2,289,000	2,288,268
Morgan Stanley Private Bank NA, VRN, 4.73%, 7/18/31	925,000	941,140
Morgan Stanley Private Bank NA, VRN, 4.47%, 11/19/31	4,787,000	4,814,244
NatWest Group PLC, VRN, 3.03%, 11/28/35	2,471,000	2,275,604
Toronto-Dominion Bank, VRN, 8.125%, 10/31/82	2,147,000	2,263,589
Truist Bank, VRN, 4.63%, 9/17/29	1,735,000	1,747,238
Truist Bank, VRN, 4.14%, 10/23/29	2,999,000	2,999,205
Wells Fargo & Co., VRN, 4.97%, 4/23/29	1,400,000	1,427,712
Wells Fargo & Co., VRN, 6.49%, 10/23/34	6,500,000	7,270,896
Wells Fargo & Co., VRN, 5.61%, 4/23/36	935,000	992,031
Western Alliance Bank, VRN, 6.54%, 11/15/35	1,868,000	1,875,444
Zions Bancorp NA, 3.25%, 10/29/29	3,520,000	3,289,525
Zions Bancorp NA, VRN, 4.70%, 8/18/28	2,987,000	2,984,928
Zions Bancorp NA, VRN, 6.82%, 11/19/35	1,734,000	1,849,890
		76,922,965
Beverages — 0.8%
Anheuser-Busch InBev Worldwide, Inc., 5.45%, 1/23/39	4,560,000	4,781,753
Biotechnology — 0.5%
Amgen, Inc., 5.65%, 3/2/53	2,329,000	2,341,740

Genmab AS/Genmab Finance LLC, 6.25%, 12/15/32(1)(2)	365,000	375,551
Genmab AS/Genmab Finance LLC, 7.25%, 12/15/33(1)(2)	415,000	434,900
		3,152,191
Broadline Retail — 0.5%
Amazon.com, Inc., 4.65%, 11/20/35	3,266,000	3,296,422
Building Products — 0.7%
Builders FirstSource, Inc., 4.25%, 2/1/32(1)	2,385,000	2,268,794
Carlisle Cos., Inc., 5.55%, 9/15/40	2,207,000	2,246,263
		4,515,057
Capital Markets — 5.4%
Blackstone Private Credit Fund, 5.95%, 7/16/29	919,000	940,145
Blue Owl Capital Corp., 5.95%, 3/15/29	760,000	769,811
Blue Owl Credit Income Corp., 7.75%, 1/15/29	795,000	841,256
Blue Owl Technology Finance Corp., 6.10%, 3/15/28(1)	3,988,000	3,998,685
Blue Owl Technology Finance Corp., 6.75%, 4/4/29(3)	1,605,000	1,634,844
Deutsche Bank AG, VRN, 4.875%, 12/1/32	2,452,000	2,455,463
Goldman Sachs Group, Inc., VRN, 4.37%, 10/21/31	1,415,000	1,416,977
Goldman Sachs Group, Inc., VRN, 3.10%, 2/24/33	1,348,000	1,247,974
Golub Capital BDC, Inc., 6.00%, 7/15/29	1,281,000	1,306,832
Golub Capital Private Credit Fund, 5.45%, 8/15/28(1)(3)	1,509,000	1,518,906
HPS Corporate Lending Fund, 5.45%, 1/14/28(3)	725,000	730,838
HPS Corporate Lending Fund, 4.90%, 9/11/28(1)	960,000	953,330
HPS Corporate Lending Fund, 6.25%, 9/30/29(3)	690,000	711,332
LPL Holdings, Inc., 5.15%, 6/15/30	1,175,000	1,201,735
Morgan Stanley, VRN, 4.65%, 10/18/30	5,435,000	5,516,593
Morgan Stanley, VRN, 4.89%, 10/22/36	4,245,000	4,260,411
Morgan Stanley, VRN, 5.52%, 11/19/55	1,010,000	1,022,597
North Haven Private Income Fund LLC, 5.125%, 9/25/28(1)	860,000	857,376
Northern Trust Corp., VRN, 3.375%, 5/8/32	1,220,000	1,201,280
State Street Corp., VRN, 3.03%, 11/1/34	1,770,000	1,674,973
		34,261,358
Chemicals — 0.4%
Braskem Netherlands Finance BV, 4.50%, 1/31/30(1)	2,250,000	803,047
LYB International Finance III LLC, 5.875%, 1/15/36	760,000	763,015
Solstice Advanced Materials, Inc., 5.625%, 9/30/33(1)	1,242,000	1,249,753
		2,815,815
Communications Equipment — 0.4%
Cisco Systems, Inc., 5.50%, 2/24/55	2,345,000	2,370,233
Construction Materials — 0.3%
Eagle Materials, Inc., 5.00%, 3/15/36	2,176,000	2,154,171
Consumer Finance — 1.9%
Ally Financial, Inc., 8.00%, 11/1/31	1,372,000	1,562,017
American Express Co., VRN, 4.80%, 10/24/36	2,991,000	2,977,166
Avilease Capital Ltd., 4.75%, 11/12/30(1)	1,670,000	1,662,049
Bread Financial Holdings, Inc., 6.75%, 5/15/31(1)	1,735,000	1,773,403
Capital One Financial Corp., VRN, 2.36%, 7/29/32	2,915,000	2,548,435
OneMain Finance Corp., 6.125%, 5/15/30	660,000	671,147
PRA Group, Inc., 8.875%, 1/31/30(1)	1,031,000	1,070,127
		12,264,344
Consumer Staples Distribution & Retail — 0.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.50%, 3/31/31(1)	411,000	417,130
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.75%, 3/31/34(1)	490,000	494,564
		911,694
Containers and Packaging — 0.4%
Amcor Flexibles North America, Inc., 5.10%, 3/17/30	2,775,000	2,849,112

Diversified REITs — 4.4%
American Assets Trust LP, 3.375%, 2/1/31	2,865,000	2,625,851
Brandywine Operating Partnership LP, 8.875%, 4/12/29	2,360,000	2,558,028
Equinix Europe 2 Financing Corp. LLC, 4.60%, 11/15/30	2,585,000	2,602,529
Global Net Lease, Inc., 4.50%, 9/30/28(1)	3,445,000	3,360,914
GLP Capital LP/GLP Financing II, Inc., 5.25%, 2/15/33	1,640,000	1,647,580
Highwoods Realty LP, 5.35%, 1/15/33	1,945,000	1,953,888
Kilroy Realty LP, 4.25%, 8/15/29	1,830,000	1,798,253
Kilroy Realty LP, 3.05%, 2/15/30	1,180,000	1,094,680
Kilroy Realty LP, 2.65%, 11/15/33	1,975,000	1,626,929
Piedmont Operating Partnership LP, 6.875%, 7/15/29	819,000	870,725
Piedmont Operating Partnership LP, 5.625%, 1/15/33	2,200,000	2,217,681
Store Capital LLC, 5.40%, 4/30/30(1)	2,080,000	2,125,468
Trust Fibra Uno, 4.87%, 1/15/30(1)	145,000	140,282
Trust Fibra Uno, 8.25%, 1/23/37(1)	1,250,000	1,420,792
Vornado Realty LP, 2.15%, 6/1/26	2,025,000	1,998,349
		28,041,949
Diversified Telecommunication Services — 1.2%
Frontier Communications Holdings LLC, 8.625%, 3/15/31(1)	3,030,000	3,203,198
Sprint Capital Corp., 6.875%, 11/15/28	2,400,000	2,585,410
Verizon Communications, Inc., 4.75%, 1/15/33	567,000	570,623
Verizon Communications, Inc., 5.875%, 11/30/55	1,283,000	1,295,927
		7,655,158
Electric Utilities — 8.5%
Alliant Energy Corp., VRN, 5.75%, 4/1/56	1,876,000	1,875,149
American Electric Power Co., Inc., VRN, 5.80%, 3/15/56	800,000	794,998
American Electric Power Co., Inc., VRN, 6.05%, 3/15/56	1,190,000	1,191,519
Appalachian Power Co., Series AA, 2.70%, 4/1/31	3,270,000	2,996,280
Arizona Public Service Co., 5.70%, 8/15/34	2,744,000	2,900,375
Duke Energy Florida LLC, 4.20%, 12/1/30	938,000	940,163
Duke Energy Florida LLC, 4.85%, 12/1/35	975,000	980,559
Duke Energy Progress LLC, 5.35%, 3/15/53	7,080,000	6,919,946
Duke Energy Progress LLC, 5.55%, 3/15/55	2,455,000	2,466,511
Electricite de France SA, 6.95%, 1/26/39(1)	4,324,000	4,889,989
Emera, Inc., Series 16-A, VRN, 6.75%, 6/15/76	2,035,000	2,051,650
EUSHI Finance, Inc., VRN, 6.25%, 4/1/56	1,559,000	1,561,780
Hawaiian Electric Co., Inc., 6.00%, 10/1/33(1)	1,655,000	1,676,781
Kentucky Utilities Co., 5.85%, 8/15/55	2,806,000	2,897,205
Louisville Gas & Electric Co., 5.85%, 8/15/55	831,000	855,137
MidAmerican Energy Co., 5.85%, 9/15/54	5,710,000	5,987,138
Niagara Mohawk Power Corp., 4.65%, 10/3/30(1)	3,035,000	3,059,523
Pinnacle West Capital Corp., 5.15%, 5/15/30	1,667,000	1,725,675
RWE Finance U.S. LLC, 5.125%, 9/18/35(1)	2,263,000	2,252,121
Southern Co. Gas Capital Corp., 5.10%, 9/15/35	2,378,000	2,410,371
Xcel Energy, Inc., 5.60%, 4/15/35	2,190,000	2,282,170
XPLR Infrastructure Operating Partners LP, 7.75%, 4/15/34(1)	1,565,000	1,592,132
		54,307,172
Electrical Equipment — 0.3%
Regal Rexnord Corp., 6.30%, 2/15/30	1,675,000	1,780,127
Electronic Equipment, Instruments and Components — 0.9%
Amphenol Corp., 4.40%, 2/15/33	1,115,000	1,110,547
Amphenol Corp., 4.625%, 2/15/36	1,260,000	1,248,623
Amphenol Corp., 5.30%, 11/15/55	830,000	809,136
Flex Ltd., 5.25%, 1/15/32	2,275,000	2,324,990
		5,493,296

Energy Equipment and Services — 0.3%
Enerflex Ltd., 9.00%, 10/15/27(1)	2,001,000	2,051,003
Entertainment — 0.7%
Beignet Investor LLC, 6.58%, 5/30/49(1)	2,400,000	2,588,998
Warnermedia Holdings, Inc., 3.76%, 3/15/27	1,984,000	1,935,888
		4,524,886
Financial Services — 3.2%
Antares Holdings LP, 7.95%, 8/11/28(1)	315,000	333,837
Antares Holdings LP, 6.35%, 10/23/29(1)	695,000	711,483
Atlas Warehouse Lending Co. LP, 6.25%, 1/15/30(1)	1,796,000	1,893,723
Atlas Warehouse Lending Co. LP, 4.95%, 11/15/30(1)	860,000	866,046
Corebridge Financial, Inc., VRN, 6.375%, 9/15/54	1,394,000	1,406,815
Corebridge Global Funding, 4.45%, 10/2/30(1)	2,434,000	2,431,028
Essent Group Ltd., 6.25%, 7/1/29	1,330,000	1,391,242
Global Payments, Inc., 4.875%, 11/15/30	1,735,000	1,739,972
Nationwide Building Society, 4.35%, 9/30/30(1)	2,110,000	2,112,181
Nationwide Building Society, VRN, 4.125%, 10/18/32(1)	1,327,000	1,316,146
NMI Holdings, Inc., 6.00%, 8/15/29	1,280,000	1,326,182
PennyMac Financial Services, Inc., 7.125%, 11/15/30(1)	1,483,000	1,557,756
PennyMac Financial Services, Inc., 6.875%, 2/15/33(1)	668,000	696,743
Rocket Cos., Inc., 6.125%, 8/1/30(1)	505,000	524,615
Rocket Cos., Inc., 6.375%, 8/1/33(1)	750,000	786,313
UWM Holdings LLC, 6.25%, 3/15/31(1)	1,416,000	1,423,188
		20,517,270
Food Products — 1.1%
Flowers Foods, Inc., 5.75%, 3/15/35(3)	1,785,000	1,804,281
Mars, Inc., 5.20%, 3/1/35(1)	927,000	959,434
Mars, Inc., 5.65%, 5/1/45(1)	2,040,000	2,088,603
Mars, Inc., 5.70%, 5/1/55(1)	2,095,000	2,137,043
		6,989,361
Gas Utilities — 0.2%
Venture Global Plaquemines LNG LLC, 6.75%, 1/15/36(1)	1,371,000	1,437,908
Ground Transportation — 0.7%
Ashtead Capital, Inc., 5.95%, 10/15/33(1)	1,797,000	1,909,908
United Rentals North America, Inc., 6.00%, 12/15/29(1)	2,710,000	2,782,685
		4,692,593
Health Care Equipment and Supplies — 0.7%
Baxter International, Inc., 4.90%, 12/15/30(2)	625,000	628,778
Baxter International, Inc., 5.65%, 12/15/35(2)	755,000	769,758
Hologic, Inc., 3.25%, 2/15/29(1)	975,000	964,368
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/1/29(1)	1,745,000	1,807,070
		4,169,974
Health Care Providers and Services — 4.5%
Acadia Healthcare Co., Inc., 5.00%, 4/15/29(1)	1,050,000	1,021,024
Centene Corp., 4.625%, 12/15/29	1,495,000	1,446,480
Centene Corp., 2.50%, 3/1/31	1,775,000	1,531,492
CVS Health Corp., 5.25%, 2/21/33	1,644,000	1,701,786
CVS Health Corp., 5.45%, 9/15/35	924,000	954,115
CVS Health Corp., 5.05%, 3/25/48	2,465,000	2,213,129
CVS Health Corp., VRN, 7.00%, 3/10/55	962,000	1,012,467
Elevance Health, Inc., 5.00%, 1/15/36	1,390,000	1,392,906
HCA, Inc., 4.90%, 11/15/35	2,150,000	2,142,655
HCA, Inc., 6.20%, 3/1/55	1,378,000	1,437,335
HCA, Inc., 5.70%, 11/15/55	1,430,000	1,396,637
Humana, Inc., 5.375%, 4/15/31	3,337,000	3,453,263

Icon Investments Six DAC, 6.00%, 5/8/34	1,410,000	1,495,941
IQVIA, Inc., 6.25%, 2/1/29	1,190,000	1,255,400
UnitedHealth Group, Inc., 5.50%, 7/15/44	2,245,000	2,263,951
UnitedHealth Group, Inc., 5.375%, 4/15/54	3,780,000	3,654,169
		28,372,750
Hotel & Resort REITs — 0.3%
Service Properties Trust, 0.00%, 9/30/28(1)(4)	1,905,000	1,706,588
Hotels, Restaurants and Leisure — 0.8%
Brightstar Lottery PLC, 5.25%, 1/15/29(1)	700,000	699,242
Carnival Corp., 4.00%, 8/1/28(1)	2,391,000	2,351,299
Carnival Corp., 5.125%, 5/1/29(1)	689,000	695,196
Hyatt Hotels Corp., 5.75%, 3/30/32(3)	905,000	950,176
Royal Caribbean Cruises Ltd., 6.00%, 2/1/33(1)	527,000	542,770
		5,238,683
Household Durables — 0.6%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.875%, 8/1/33(1)	1,732,000	1,742,418
Meritage Homes Corp., 3.875%, 4/15/29(1)	2,165,000	2,123,879
		3,866,297
Independent Power and Renewable Electricity Producers — 0.3%
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 1/31/41(1)	1,599,669	1,674,726
Insurance — 4.1%
Aspen Insurance Holdings Ltd., 5.75%, 7/1/30	1,570,000	1,646,281
Athene Global Funding, 5.53%, 7/11/31(1)	3,790,000	3,892,246
Beacon Funding Trust, 6.27%, 8/15/54(1)(3)	1,555,000	1,593,277
CNA Financial Corp., 5.20%, 8/15/35	2,280,000	2,304,703
CNO Financial Group, Inc., 5.25%, 5/30/29	1,345,000	1,369,907
CNO Financial Group, Inc., 6.45%, 6/15/34	1,414,000	1,499,540
F&G Annuities & Life, Inc., 6.50%, 6/4/29	718,000	749,162
Fortitude Global Funding, 4.625%, 10/6/28(1)	1,630,000	1,631,916
Global Atlantic Fin Co., 7.95%, 6/15/33(1)	1,785,000	2,041,057
Liberty Mutual Group, Inc., VRN, 4.125%, 12/15/51(1)	1,195,000	1,172,127
Lincoln National Corp., 7.00%, 6/15/40	1,203,000	1,367,397
MetLife Capital Trust IV, 7.875%, 12/15/67(1)	1,578,000	1,759,243
MetLife, Inc., 6.40%, 12/15/66	1,270,000	1,335,306
MetLife, Inc., 10.75%, 8/1/69	1,185,000	1,579,757
Wynnton Funding Trust II, 5.99%, 8/15/55(1)	1,844,000	1,875,080
		25,816,999
Interactive Media and Services — 1.7%
Alphabet, Inc., 4.70%, 11/15/35	1,665,000	1,692,532
Alphabet, Inc., 5.45%, 11/15/55	2,600,000	2,644,982
Meta Platforms, Inc., 4.60%, 11/15/32	2,975,000	3,020,347
Meta Platforms, Inc., 4.875%, 11/15/35	1,520,000	1,537,064
Meta Platforms, Inc., 5.50%, 11/15/45	490,000	490,450
Meta Platforms, Inc., 5.625%, 11/15/55	975,000	973,230
Meta Platforms, Inc., 5.75%, 11/15/65	590,000	587,954
		10,946,559
IT Services — 0.7%
Black Knight InfoServ LLC, 3.625%, 9/1/28(1)	7,000	6,893
CoreWeave, Inc., 9.25%, 6/1/30(1)	1,880,000	1,736,294
Genpact U.K. Finco PLC/Genpact USA, Inc., 4.95%, 11/18/30	1,740,000	1,752,314
Kyndryl Holdings, Inc., 3.15%, 10/15/31	1,285,000	1,170,435
		4,665,936
Machinery — 0.8%
AGCO Corp., 5.80%, 3/21/34(3)	2,263,000	2,369,084
Allison Transmission, Inc., 5.875%, 12/1/33(1)	1,350,000	1,363,148
Weir Group, Inc., 5.35%, 5/6/30(1)	1,298,000	1,339,708
		5,071,940

Marine Transportation — 0.3%
Yinson Bergenia Production BV, 8.50%, 1/31/45(1)	1,586,000	1,664,632
Media — 3.8%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	3,230,000	3,227,463
Cox Communications, Inc., 5.70%, 6/15/33(1)	2,394,000	2,420,954
Discovery Communications LLC, 3.95%, 3/20/28	1,212,000	1,151,400
Discovery Communications LLC, 4.125%, 5/15/29	1,300,000	1,265,511
Discovery Communications LLC, 5.00%, 9/20/37	791,000	673,596
Lamar Media Corp., 3.75%, 2/15/28	1,865,000	1,829,252
Nexstar Media, Inc., 4.75%, 11/1/28(1)(3)	3,010,000	2,987,314
Paramount Global, 4.95%, 1/15/31	2,150,000	2,122,559
Paramount Global, 4.375%, 3/15/43	3,074,000	2,315,074
TEGNA, Inc., 4.625%, 3/15/28	2,290,000	2,270,926
Time Warner Cable LLC, 6.55%, 5/1/37	3,863,000	3,951,073
		24,215,122
Metals and Mining — 1.4%
Commercial Metals Co., 6.00%, 12/15/35(1)	60,000	61,158
Glencore Funding LLC, 5.19%, 4/1/30(1)	1,550,000	1,598,279
Glencore Funding LLC, 5.89%, 4/4/54(1)(3)	2,135,000	2,157,404
Newmont Corp./Newcrest Finance Pty. Ltd., 5.35%, 3/15/34	2,071,000	2,173,473
Rio Tinto Finance USA PLC, 5.75%, 3/14/55	2,911,000	3,016,763
		9,007,077
Mortgage Real Estate Investment Trusts (REITs) — 0.7%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 6/15/29(1)	1,290,000	1,272,634
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, 7/15/31(1)	2,987,000	3,168,851
		4,441,485
Multi-Utilities — 1.4%
Black Hills Corp., 4.55%, 1/31/31	2,377,000	2,380,091
NiSource, Inc., 5.35%, 7/15/35	1,964,000	2,016,411
Sempra, VRN, 4.125%, 4/1/52	3,058,000	2,981,855
WEC Energy Group, Inc., VRN, 5.625%, 5/15/56(3)	1,283,000	1,302,987
		8,681,344
Oil, Gas and Consumable Fuels — 8.1%
Cenovus Energy, Inc., 5.40%, 3/20/36(3)	1,437,000	1,451,596
Columbia Pipelines Holding Co. LLC, 5.00%, 11/17/32(1)	2,503,000	2,509,175
Columbia Pipelines Operating Co. LLC, 6.04%, 11/15/33(1)	2,135,000	2,293,594
ConocoPhillips Co., 4.85%, 1/15/32	3,235,000	3,334,137
Enbridge, Inc., VRN, 6.00%, 1/15/77	2,445,000	2,455,242
Energy Transfer LP, 5.25%, 7/1/29	1,485,000	1,533,030
Energy Transfer LP, 6.55%, 12/1/33	2,675,000	2,951,740
Energy Transfer LP, 6.125%, 12/15/45	3,115,000	3,109,458
Eni SpA, 5.95%, 5/15/54(1)	2,875,000	2,891,776
Enterprise Products Operating LLC, 5.20%, 1/15/36	2,168,000	2,225,358
Equinor ASA, 4.75%, 11/14/35	2,192,000	2,206,135
Expand Energy Corp., 6.75%, 4/15/29(1)	817,000	823,018
Expand Energy Corp., 5.375%, 3/15/30	2,069,000	2,098,366
Florida Gas Transmission Co. LLC, 5.75%, 7/15/35(1)	2,195,000	2,299,570
Ovintiv, Inc., 7.10%, 7/15/53	1,765,000	1,900,812
Petroleos Mexicanos, 5.95%, 1/28/31	2,467,000	2,383,418
Plains All American Pipeline LP/PAA Finance Corp., 5.60%, 1/15/36	2,218,000	2,254,775
PRIO Luxembourg Holding SARL, 6.75%, 10/15/30(1)	1,625,000	1,592,505
Repsol E&P Capital Markets U.S. LLC, 5.20%, 9/16/30(1)	2,004,000	2,023,102
Repsol E&P Capital Markets U.S. LLC, 5.98%, 9/16/35(1)	1,024,000	1,050,460
Santos Finance Ltd., 5.75%, 11/13/35(1)	1,827,000	1,832,684
Sunoco LP, 5.875%, 3/15/34(1)	1,498,000	1,508,669

Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, 2/1/31	1,780,000	1,788,926
Williams Cos., Inc., 4.625%, 6/30/30	2,870,000	2,904,039
		51,421,585
Paper and Forest Products — 0.3%
Louisiana-Pacific Corp., 3.625%, 3/15/29(1)	1,960,000	1,885,050
Passenger Airlines — 0.8%
American Airlines, Inc., 7.25%, 2/15/28(1)(3)	1,035,000	1,060,343
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	104	104
Latam Airlines Group SA, 7.875%, 4/15/30(1)	1,489,000	1,562,065
Southwest Airlines Co., 4.375%, 11/15/28	1,535,000	1,535,283
United Airlines, Inc., 4.625%, 4/15/29(1)	1,175,000	1,169,855
		5,327,650
Personal Care Products — 0.4%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 5.60%, 1/15/31(1)	2,375,000	2,392,570
Pharmaceuticals — 1.3%
Bristol-Myers Squibb Co., 5.55%, 2/22/54	2,310,000	2,335,480
Merck & Co., Inc., 5.70%, 9/15/55	1,620,000	1,679,625
Perrigo Finance Unlimited Co., 4.90%, 6/15/30	305,000	294,981
Royalty Pharma PLC, 4.45%, 3/25/31(3)	1,400,000	1,398,037
Takeda U.S. Financing, Inc., 5.20%, 7/7/35	2,200,000	2,258,165
		7,966,288
Real Estate Management and Development — 0.1%
CBRE Services, Inc., 4.90%, 1/15/33	955,000	967,303
Semiconductors and Semiconductor Equipment — 1.7%
Foundry JV Holdco LLC, 5.50%, 1/25/31(1)	999,000	1,039,562
Foundry JV Holdco LLC, 5.875%, 1/25/34(1)	565,000	586,284
Foundry JV Holdco LLC, 6.10%, 1/25/36(1)	692,000	735,924
Foundry JV Holdco LLC, 6.40%, 1/25/38(1)	3,500,000	3,788,908
Intel Corp., 5.15%, 2/21/34(3)	1,430,000	1,456,231
Intel Corp., 5.60%, 2/21/54(3)	1,428,000	1,362,542
Micron Technology, Inc., 5.30%, 1/15/31	1,600,000	1,659,202
		10,628,653
Software — 2.3%
AppLovin Corp., 5.125%, 12/1/29	918,000	939,290
AppLovin Corp., 5.375%, 12/1/31	1,843,000	1,918,768
AppLovin Corp., 5.50%, 12/1/34	1,100,000	1,139,055
Oracle Corp., 4.80%, 9/26/32	6,147,000	6,044,964
Oracle Corp., 5.20%, 9/26/35	2,400,000	2,353,030
Oracle Corp., 5.50%, 9/27/64	895,000	754,166
Synopsys, Inc., 5.00%, 4/1/32	1,416,000	1,453,108
		14,602,381
Specialized REITs — 1.0%
American Tower Corp., 5.35%, 3/15/35(3)	1,925,000	1,985,713
SBA Communications Corp., 3.125%, 2/1/29	3,021,000	2,890,172
VICI Properties LP/VICI Note Co., Inc., 4.125%, 8/15/30(1)	1,730,000	1,679,827
		6,555,712
Specialty Retail — 0.8%
Advance Auto Parts, Inc., 7.00%, 8/1/30(1)	246,000	251,274
Advance Auto Parts, Inc., 7.375%, 8/1/33(1)	1,000,000	1,019,535
Lowe's Cos., Inc., 4.50%, 10/15/32	1,560,000	1,555,275
Lowe's Cos., Inc., 4.85%, 10/15/35	2,180,000	2,176,258
		5,002,342
Technology Hardware, Storage and Peripherals — 0.2%
Dell International LLC/EMC Corp., 5.30%, 4/1/32	968,000	1,000,364

Textiles, Apparel and Luxury Goods — 0.5%
Gildan Activewear, Inc., 4.70%, 10/7/30(1)	1,335,000	1,332,057
Gildan Activewear, Inc., 5.40%, 10/7/35(1)	2,055,000	2,055,200
		3,387,257
Trading Companies and Distributors — 0.3%
Herc Holdings, Inc., 5.50%, 7/15/27(1)	965,000	965,568
Herc Holdings, Inc., 7.25%, 6/15/33(1)	749,000	793,512
		1,759,080
Wireless Telecommunication Services — 0.3%
T-Mobile USA, Inc., 6.70%, 12/15/33	1,645,000	1,856,616
TOTAL CORPORATE BONDS (Cost $551,068,211)		556,761,735
CONVERTIBLE PREFERRED SECURITIES — 4.4%
Banks — 3.9%
Banco Bilbao Vizcaya Argentaria SA, 6.125%	2,000,000	2,018,114
Banco Mercantil del Norte SA, 5.875%(1)	1,225,000	1,210,511
Banco Mercantil del Norte SA, 7.50%(1)	778,000	790,460
Banco Santander SA, 4.75%	2,800,000	2,768,927
Barclays PLC, 8.00%	1,926,000	2,043,927
BNP Paribas SA, 8.50%(1)	3,544,000	3,785,963
HSBC Holdings PLC, 6.00%	2,642,000	2,662,238
HSBC Holdings PLC, 6.875%	558,000	579,350
ING Groep NV, 5.75%	1,340,000	1,347,117
ING Groep NV, 7.50%	2,054,000	2,141,233
Lloyds Banking Group PLC, 6.75%	1,060,000	1,074,165
Societe Generale SA, 10.00%(1)	1,380,000	1,523,015
Standard Chartered PLC, 7.75%(1)	393,000	408,070
Svenska Handelsbanken AB, 4.375%	2,600,000	2,574,685
		24,927,775
Capital Markets — 0.5%
UBS Group AG, 9.25%(1)	3,005,000	3,307,853
TOTAL CONVERTIBLE PREFERRED SECURITIES (Cost $27,971,503)		28,235,628
PREFERRED SECURITIES — 3.6%
Banks — 1.3%
Bank of America Corp., 4.375%	1,785,000	1,761,857
Citigroup, Inc., 3.875%	2,457,000	2,449,187
Citigroup, Inc., 4.00%	1,000,000	1,003,030
JPMorgan Chase & Co., 3.65%	1,999,000	1,982,109
Wells Fargo & Co., 3.90%	1,100,000	1,095,749
		8,291,932
Capital Markets — 0.8%
Charles Schwab Corp., 4.00%	2,403,000	2,386,739
Goldman Sachs Group, Inc., 7.38%	1,238,000	1,249,247
Northern Trust Corp., 4.60%	1,500,000	1,494,020
		5,130,006
Oil, Gas and Consumable Fuels — 0.8%
Energy Transfer LP, 6.50%	3,215,000	3,236,930
Sunoco LP, 7.875%(1)	1,455,000	1,481,539
		4,718,469
Trading Companies and Distributors — 0.7%
Air Lease Corp., 4.65%	1,645,000	1,630,233
Aircastle Ltd., 5.25%(1)	3,000,000	2,988,623
		4,618,856
TOTAL PREFERRED SECURITIES (Cost $22,596,839)		22,759,263

U.S. TREASURY SECURITIES — 0.6%
U.S. Treasury Notes, 3.625%, 8/31/27	600,000	601,008
U.S. Treasury Notes, 4.00%, 5/31/30(5)	250,000	254,351
U.S. Treasury Notes, 3.625%, 9/30/30	250,000	250,273
U.S. Treasury Notes, 4.00%, 1/31/31(5)	395,000	401,859
U.S. Treasury Notes, 4.125%, 3/31/31(5)	1,650,000	1,688,446
U.S. Treasury Notes, 4.375%, 1/31/32(5)	745,000	771,628
TOTAL U.S. TREASURY SECURITIES (Cost $3,859,589)		3,967,565
SHORT-TERM INVESTMENTS — 5.0%
Money Market Funds — 5.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	15,563,291	15,563,291
State Street Navigator Securities Lending Government Money Market Portfolio(6)	16,174,980	16,174,980
TOTAL SHORT-TERM INVESTMENTS (Cost $31,738,271)		31,738,271
TOTAL INVESTMENT SECURITIES — 101.2% (Cost $637,234,413)		643,462,462
OTHER ASSETS AND LIABILITIES — (1.2)%		(7,789,595)
TOTAL NET ASSETS — 100.0%		$635,672,867

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury Ultra Bonds	512	March 2026	$61,920,000	$391,620
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Ultra Notes	144	March 2026	$16,733,250	$(49,795)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $195,687,592, which represented 30.8% of total net assets.
(2)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $15,737,299. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(4)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(5)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts. At the period end, the aggregate value of securities pledged was $2,762,837.
(6)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $16,223,031, which includes securities collateral of $48,051.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds and U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred securities and convertible preferred securities with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$556,761,735	—
Convertible Preferred Securities	—	28,235,628	—
Preferred Securities	—	22,759,263	—
U.S. Treasury Securities	—	3,967,565	—
Short-Term Investments	$31,738,271	—	—
	$31,738,271	$611,724,191	—
Other Financial Instruments
Futures Contracts	$391,620	—	—
Liabilities
Other Financial Instruments
Futures Contracts	$49,795	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.